Allowance for expected credit losses	6 Months Ended
Jun. 30, 2023
Disclosure of allowance for expected credit losses [Abstract]
Allowance for expected credit losses
Note 16: Allowance for expected credit losses
The Group recognises an allowance for expected credit losses (ECLs) for loans and advances to customers and banks, other financial assets held at amortised cost, financial assets measured at fair value through other comprehensive income and certain loan commitment and financial guarantee contracts. At 30 June 2023 the Group’s expected credit loss allowance was £5,117 million (31 December 2022: £4,903 million), of which £4,795 million (31 December 2022: £4,580 million) was in respect of drawn balances.
The Group’s total allowances for expected credit losses were as follows:

	Allowance for expected credit losses
At 30 June 2023	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m

In respect of:
Loans and advances to banks	12	–	–	–	12
Loans and advances to customers	778	1,781	1,903	275	4,737
Debt securities	6	3	2	–	11
Financial assets at amortised cost	796	1,784	1,905	275	4,760
Other assets	–	–	35	–	35
Provisions in relation to loan commitments and financial guarantees	135	184	3	–	322
Total	931	1,968	1,943	275	5,117
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	7	–	–	–	7

At 31 December 2022
In respect of:
Loans and advances to banks	13	2	–	–	15
Loans and advances to customers	700	1,808	1,757	253	4,518
Debt securities	8	–	1	–	9
Financial assets at amortised cost	721	1,810	1,758	253	4,542
Other assets	–	–	38	–	38
Provisions in relation to loan commitments and financial guarantees	134	185	4	–	323
Total	855	1,995	1,800	253	4,903
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	9	–	–	–	9
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 16: Allowance for expected credit losses (continued)
The calculation of the Group’s expected credit loss allowances and provisions against loan commitments and guarantees under IFRS 9 requires the Group to make a number of judgements, assumptions and estimates. These are set out in detail in the note 19 to the Group’s financial statements for the year ended 31 December 2022. The principal changes made in the half-year to 30 June 2023 are as follows:
Base case and MES economic assumptions
The Group’s updated base case scenario has three conditioning assumptions: first, the war in Ukraine remains contained within its borders; second, the financial stress emerging from some weak bank/insurer business models in the context of rising bond yields does not become systemic; and third, the Bank of England will continue to tighten policy until it is clear that inflation is returning to target.
Based on these assumptions and incorporating the economic data published in the second quarter of 2023, the Group’s base case scenario is for a slow expansion of economic activity alongside a gradual rise in the unemployment rate. Increases in UK Bank Rate in response to persistent inflationary pressures trigger further declines in residential and commercial property prices. Risks around this base case economic view lie in both directions and are largely captured by the generation of alternative economic scenarios.
The Group has taken into account the latest available information at the reporting date in defining its base case scenario and generating alternative economic scenarios. The scenarios include forecasts for key variables in the second quarter of 2023, for which actuals may have since emerged prior to publication.
The Group’s approach to generating alternative economic scenarios is set out in detail in note 19 to the financial statements for the year ended 31 December 2022. For June 2023, the Group continues to judge it appropriate to include a non-modelled severe downside scenario for Group ECL calculations. This adjusted scenario is considered to better reflect the risks around the Group’s base case view in an economic environment where past supply shocks continue to unwind slowly.
Scenarios by year
The key UK economic assumptions made by the Group are shown in the following tables across a number of measures explained below.
Annual assumptions
Gross domestic product (GDP) and Consumer Price Index (CPI) inflation are presented as an annual change, house price growth and commercial real estate price growth are presented as the growth in the respective indices over each year. Unemployment rate and UK Bank Rate are averages over the year.
Five-year average
The five-year average reflects the average annual growth rate, or level, over the five-year period. It includes movements within the current reporting year, such that the position as of 30 June 2023 covers the five years 2023 to 2027. The inclusion of the reporting year within the five-year period reflects the need to predict variables which remain unpublished at the reporting date and recognises that credit models utilise both level and annual changes. The use of calendar years maintains a comparability between the annual assumptions presented.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 16: Allowance for expected credit losses (continued)

At 30 June 2023	2023%	2024%	2025%	2026%	2027%	2023 to 2027 average %

Upside
Gross domestic product	0.8	1.6	0.9	1.5	2.0	1.3
Unemployment rate	3.3	2.7	3.0	3.4	3.3	3.1
House price growth	(3.3)	2.4	7.8	7.5	7.3	4.3
Commercial real estate price growth	2.3	6.5	1.8	2.4	3.8	3.4
UK Bank Rate	5.39	7.00	6.57	5.76	5.63	6.07
CPI inflation	7.9	4.2	3.7	3.3	3.3	4.5

Base case
Gross domestic product	0.2	0.3	0.7	1.5	2.1	0.9
Unemployment rate	4.1	4.7	5.2	5.3	5.0	4.9
House price growth	(5.4)	(3.2)	0.8	2.8	4.8	(0.1)
Commercial real estate price growth	(3.9)	(0.2)	(0.3)	1.2	3.8	0.1
UK Bank Rate	5.06	5.44	4.63	3.69	3.50	4.46
CPI inflation	7.9	4.0	3.0	2.2	2.0	3.8

Downside
Gross domestic product	(0.6)	(1.5)	0.4	1.4	2.1	0.4
Unemployment rate	4.9	7.1	7.7	7.6	7.1	6.9
House price growth	(6.9)	(8.2)	(6.3)	(2.5)	2.2	(4.4)
Commercial real estate price growth	(9.2)	(7.0)	(3.7)	(1.4)	2.2	(3.9)
UK Bank Rate	4.73	3.67	2.37	1.30	1.04	2.62
CPI inflation	7.9	3.8	2.3	0.9	0.4	3.1

Severe downside
Gross domestic product	(1.5)	(2.8)	0.3	1.2	1.8	(0.2)
Unemployment rate	6.1	9.8	10.4	10.1	9.5	9.2
House price growth	(9.3)	(14.6)	(14.3)	(9.1)	(1.8)	(9.9)
Commercial real estate price growth	(17.5)	(16.5)	(9.0)	(6.1)	(0.4)	(10.1)
UK Bank Rate – modelled	4.26	1.73	0.48	0.08	0.04	1.32
UK Bank Rate – adjusted[1]	5.69	7.00	4.94	3.88	3.50	5.00
CPI inflation – modelled	7.9	3.5	1.4	(0.5)	(1.3)	2.2
CPI inflation – adjusted[1]	9.8	7.4	5.5	4.2	3.9	6.2

Probability-weighted
Gross domestic product	0.0	(0.2)	0.6	1.4	2.0	0.8
Unemployment rate	4.3	5.3	5.8	5.9	5.5	5.4
House price growth	(5.6)	(4.1)	(0.7)	1.4	4.1	(1.1)
Commercial real estate price growth	(5.0)	(1.9)	(1.5)	0.1	2.9	(1.1)
UK Bank Rate – modelled	4.98	5.00	4.12	3.23	3.05	4.08
UK Bank Rate – adjusted[1]	5.12	5.53	4.56	3.61	3.40	4.45
CPI inflation – modelled	7.9	4.0	2.8	1.9	1.6	3.6
CPI inflation – adjusted[1]	8.1	4.3	3.2	2.3	2.1	4.0
[1]    The adjustment to UK Bank Rate and CPI inflation in the severe downside is considered to better reflect the risks to the Group’s base case view in an economic environment where supply shocks are the principal concern.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 16: Allowance for expected credit losses (continued)

At 31 December 2022	2022%	2023%	2024%	2025%	2026%	2022 to 2026 average %

Upside
Gross domestic product	4.1	0.1	1.1	1.7	2.1	1.8
Unemployment rate	3.5	2.8	3.0	3.3	3.4	3.2
House price growth	2.4	(2.8)	6.5	9.0	8.0	4.5
Commercial real estate price growth	(9.4)	8.5	3.5	2.6	2.3	1.3
UK Bank Rate	1.94	4.95	4.98	4.63	4.58	4.22
CPI inflation	9.0	8.3	4.2	3.3	3.0	5.5

Base case
Gross domestic product	4.0	(1.2)	0.5	1.6	2.1	1.4
Unemployment rate	3.7	4.5	5.1	5.3	5.1	4.8
House price growth	2.0	(6.9)	(1.2)	2.9	4.4	0.2
Commercial real estate price growth	(11.8)	(3.3)	0.9	2.8	3.1	(1.8)
UK Bank Rate	1.94	4.00	3.38	3.00	3.00	3.06
CPI inflation	9.0	8.3	3.7	2.3	1.7	5.0

Downside
Gross domestic product	3.9	(3.0)	(0.5)	1.4	2.1	0.8
Unemployment rate	3.8	6.3	7.5	7.6	7.2	6.5
House price growth	1.6	(11.1)	(9.8)	(5.6)	(1.5)	(5.4)
Commercial real estate price growth	(13.9)	(15.0)	(3.7)	0.4	1.4	(6.4)
UK Bank Rate	1.94	2.93	1.39	0.98	1.04	1.65
CPI inflation	9.0	8.2	3.3	1.3	0.3	4.4

Severe downside
Gross domestic product	3.7	(5.2)	(1.0)	1.3	2.1	0.1
Unemployment rate	4.1	9.0	10.7	10.4	9.7	8.8
House price growth	1.1	(14.8)	(18.0)	(11.5)	(4.2)	(9.8)
Commercial real estate price growth	(17.3)	(28.8)	(9.9)	(1.3)	3.2	(11.6)
UK Bank Rate – modelled	1.94	1.41	0.20	0.13	0.14	0.76
UK Bank Rate – adjusted[1]	2.44	7.00	4.88	3.31	3.25	4.18
CPI inflation – modelled	9.0	8.2	2.6	(0.1)	(1.6)	3.6
CPI inflation – adjusted[1]	9.7	14.3	9.0	4.1	1.6	7.7

Probability-weighted
Gross domestic product	4.0	(1.8)	0.2	1.5	2.1	1.2
Unemployment rate	3.7	5.0	5.8	5.9	5.7	5.2
House price growth	1.9	(7.7)	(3.2)	0.7	2.9	(1.2)
Commercial real estate price growth	(12.3)	(5.8)	(0.8)	1.6	2.3	(3.1)
UK Bank Rate – modelled	1.94	3.70	2.94	2.59	2.60	2.76
UK Bank Rate – adjusted[1]	1.99	4.26	3.41	2.91	2.91	3.10
CPI inflation – modelled	9.0	8.3	3.6	2.1	1.4	4.9
CPI inflation – adjusted[1]	9.1	8.9	4.3	2.5	1.7	5.3
[1]    The adjustment to UK Bank Rate and CPI inflation in the severe downside is considered to better reflect the risks to the Group’s base case view in an economic environment where supply shocks are the principal concern.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 16: Allowance for expected credit losses (continued)
Base case scenario by quarter
Gross domestic product is presented quarter-on-quarter. House price growth, commercial real estate price growth and CPI inflation are presented year-on-year, i.e. from the equivalent quarter in the previous year. Unemployment rate and UK Bank Rate are presented as at the end of each quarter.

At 30 June 2023	First quarter 2023%	Second quarter 2023%	Third quarter 2023%	Fourth quarter 2023%	First quarter 2024%	Second quarter 2024%	Third quarter 2024%	Fourth quarter 2024%

Gross domestic product	0.1	(0.1)	0.1	(0.1)	0.1	0.1	0.1	0.2
Unemployment rate	3.9	4.0	4.2	4.4	4.5	4.7	4.8	4.9
House price growth	1.6	(2.5)	(6.4)	(5.4)	(9.1)	(9.5)	(6.2)	(3.2)
Commercial real estate price growth	(18.8)	(21.4)	(17.9)	(3.9)	(3.5)	(3.5)	(2.0)	(0.2)
UK Bank Rate	4.25	5.00	5.50	5.50	5.50	5.50	5.50	5.25
CPI inflation	10.2	8.7	7.3	5.3	4.8	3.6	3.8	3.7

At 31 December 2022	First quarter 2022%	Second quarter 2022%	Third quarter 2022%	Fourth quarter 2022%	First quarter 2023%	Second quarter 2023%	Third quarter 2023%	Fourth quarter 2023%

Gross domestic product	0.6	0.1	(0.3)	(0.4)	(0.4)	(0.4)	(0.2)	(0.1)
Unemployment rate	3.7	3.8	3.6	3.7	4.0	4.4	4.7	4.9
House price growth	11.1	12.5	9.8	2.0	(3.0)	(8.4)	(9.8)	(6.9)
Commercial real estate price growth	18.0	18.0	8.4	(11.8)	(16.9)	(19.8)	(15.9)	(3.3)
UK Bank Rate	0.75	1.25	2.25	3.50	4.00	4.00	4.00	4.00
CPI inflation	6.2	9.2	10.0	10.7	10.0	8.9	8.0	6.1
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 16: Allowance for expected credit losses (continued)
ECL sensitivity to economic assumptions
The table below shows the Group’s ECL for the probability-weighted, upside, base case, downside and severe downside scenarios, with the severe downside scenario incorporating adjustments made to CPI inflation and UK Bank Rate paths. The stage allocation for an asset is based on the overall scenario probability-weighted PD and hence the staging of assets is constant across all the scenarios. In each economic scenario the ECL for individual assessments and post-model adjustments is typically held constant reflecting the basis on which they are evaluated. However, post-model adjustments in Commercial Banking have been apportioned across the scenarios to better reflect the sensitivity of these adjustments to each scenario. Judgements applied through changes to model inputs are reflected in the scenario ECL sensitivities. The probability-weighted view shows the extent to which a higher ECL allowance has been recognised to take account of multiple economic scenarios relative to the base case; the uplift being £692 million for 30 June 2023 and 31 December 2022.

At 30 June 2023	Probability- weighted £m	Upside £m	Base case £m	Downside £m	Severe downside £m

UK mortgages	1,331	544	878	1,502	4,535
Credit cards	769	606	731	842	1,155
Other Retail	1,030	921	1,005	1,075	1,294
Commercial Banking	1,943	1,573	1,767	2,124	3,041
Other	44	44	44	45	45
ECL allowance	5,117	3,688	4,425	5,588	10,070

At 31 December 2022
UK mortgages	1,209	514	790	1,434	3,874
Credit cards	763	596	727	828	1,180
Other Retail	1,016	907	992	1,056	1,290
Commercial Banking	1,869	1,459	1,656	2,027	3,261
Other	46	46	46	47	47
ECL allowance	4,903	3,522	4,211	5,392	9,652
The impact of changes in the UK unemployment rate and House Price Index (HPI) have also been assessed. Although such changes would not be observed in isolation, as economic indicators tend to be correlated in a coherent scenario, this gives insight into the sensitivity of the Group’s ECL to gradual changes in these two critical economic factors. The assessment has been made against the base case with the reported staging unchanged and is assessed through the direct impact on modelled ECL only.
The table below shows the impact on the Group’s ECL resulting from a 1 percentage point (pp) increase or decrease in the UK unemployment rate. The increase or decrease is presented based on the adjustment phased evenly over the first ten quarters of the base case scenario. An immediate increase or decrease would drive a more material ECL impact as it would be fully reflected in both 12-month and lifetime PDs.

	At 30 June 2023		At 31 December 2022
1pp increase in unemployment £m		1pp decrease in unemployment £m	1pp increase in unemployment £m	1pp decrease in unemployment £m

UK mortgages	35	(21)	26	(21)
Credit cards	39	(39)	41	(41)
Other Retail	24	(24)	25	(25)
Commercial Banking	88	(83)	100	(91)
ECL impact	186	(167)	192	(178)
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 16: Allowance for expected credit losses (continued)
The table below shows the impact on the Group’s ECL in respect of UK mortgages resulting from an increase or decrease in loss given default for a 10 percentage point (pp) increase or decrease in the UK House Price Index (HPI). The increase or decrease is presented based on the adjustment phased evenly over the first ten quarters of the base case scenario.

	At 30 June 2023		At 31 December 2022
	10pp increase in HPI	10pp decrease in HPI	10pp increase in HPI	10pp decrease in HPI

ECL impact, £m	(226)	366	(225)	370
Application of judgement in adjustments to modelled ECL
Impairment models fall within the Group’s model risk framework with model monitoring, periodic validation and back testing performed on model components (i.e. probability of default, exposure at default and loss given default). Limitations in the Group’s impairment models or data inputs may be identified through the ongoing assessment and validation of the output of the models. In these circumstances, management make appropriate adjustments to the Group’s allowance for impairment losses to ensure that the overall provision adequately reflects all material risks. These adjustments are determined by considering the particular attributes of exposures which have not been adequately captured by the impairment models and range from changes to model inputs and parameters, at account level, through to more qualitative post-model adjustments.
During 2022 the intensifying inflationary pressures, alongside rising interest rates within the Group’s outlook created further risks not deemed to be fully captured by ECL models. This has required judgements to be added to capture affordability risks from inflationary and rising interest rate pressures. These risks have increased further in the first half of 2023 with additional judgemental adjustments taken. At 30 June 2023 total management judgement resulted in additional ECL allowances of £245 million (31 December 2022: £330 million).
The table below analyses total ECL allowance by portfolio, separately identifying the amounts that have been modelled, those that have been individually assessed and those arising through the application of management judgement.

			Judgements due to:
At 30 June 2023	Modelled ECL £m	Individually assessed £m	Inflationary and interest rate risk £m	Other[1] £m	Total ECL £m

UK mortgages	1,082	–	86	163	1,331
Credit cards	718	–	100	(49)	769
Other Retail	945	–	56	29	1,030
Commercial Banking	983	1,100	–	(140)	1,943
Other	44	–	–	–	44
Total	3,772	1,100	242	3	5,117

At 31 December 2022
UK mortgages	946	–	49	214	1,209
Credit cards	698	–	93	(28)	763
Other Retail	903	–	53	60	1,016
Commercial Banking	972	1,008	–	(111)	1,869
Other	46	–	–	–	46
Total	3,565	1,008	195	135	4,903
[1]    2022 includes £1 million which was previously reported within judgements due to COVID-19.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 16: Allowance for expected credit losses (continued)
Judgements due to inflationary and interest rate risk
UK mortgages: £86 million (31 December 2022: £49 million)
Inflationary and interest rate pressures: £86 million (31 December 2022: £49 million)
There has been modest evidence of credit deterioration in the UK mortgages portfolio through the first half of 2023 despite the high levels of inflation and the rising interest rate environment. Increases in new to arrears and defaults that have emerged are mainly driven by variable-rate customers, who have experienced material increases in their monthly payment. Mortgage ECL models use bank base rate as a driver of predicted defaults and that has contributed materially to the elevated levels of ECL at 30 June 2023. However, there remains a potential risk to affordability from continued inflationary pressures combined with higher interest rates, and that this may not be fully captured by the Group’s ECL models. This risk is to customers maturing from low fixed rate deals, the building impact on variable rate product holders, lower levels of real household income and rental cover value.
The level of risk is somewhat mitigated from stressed affordability assessments applied at loan origination which means most customers are anticipated to be able to absorb payment shocks. A judgemental uplift in ECL has therefore been taken in specific segments of the mortgages portfolio, either where inflation is expected to present a more material risk, or where segments within the model do not recognise bank base rate as a material driver of predicted defaults. The increase in judgemental ECL during the period recognises the heightened risk within the interest-only segment and potential default suppression due to increased monthly payments diluting the relative scale of amounts in arrears.
Credit cards: £100 million (31 December 2022: £93 million) and Other Retail: £56 million (31 December: £53 million)
Inflationary risk on Retail segments: Credit cards £100 million (31 December 2022: £93 million) and Other Retail: £56 million (31 December 2022: £53 million)
The Group’s ECL models for credit cards and personal loan portfolios use predictions of wage growth to account for future affordability stress. As elevated inflation erodes nominal wage growth, adjustments have been made to the econometric models to account for real, rather than nominal, income to produce adjusted predicted defaults. These adjustments also include the specific risk to affordability from increased housing costs, not captured by CPI. As these adjustments are made within predicted default models, they are calculated under each economic scenario and impact the staging of assets through increased PDs.
Alongside these portfolio-wide adjustments management have also made an additional uplift to ECL for customers with lower income levels and higher indebtedness deemed most vulnerable to inflationary pressures and interest rate rises. Although this segment of customers has not exhibited any greater stress to date, uplifts continue to be applied to recognise that continued inflation and interest rates pose a greater proportionate risk in future periods.
Other judgements
UK mortgages: £163 million (31 December 2022: £214 million)
These adjustments principally comprise:
Increase in time to repossession: £120 million (31 December 2022: £118 million)
Due to the Group suspending mortgage litigation activity between late-2014 and mid-2018 due to policy changes for the treatment of arrears, and as collections strategy normalises post COVID-19 pandemic, the Group’s experience of possessions data on which our models rely on is limited. This reflects an adjustment made to allow for an increase in the time assumed between default and repossession.
Provision coverage is therefore uplifted to the equivalent levels of those accounts already in repossession on an estimated shortfall of balances expected to flow to possession. A further adjustment is made to accounts which have been in default for more than 24 months, with an arrears balance increase in the last six months. These accounts have their probability of possession set to 70 per cent based on observed historical losses incurred on accounts that were of an equivalent status.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 16: Allowance for expected credit losses (continued)
Other judgements (continued)
Asset recovery values: £89 million (31 December 2022: £69 million)
Due to low repossession volumes, sales data informing the estimated level of discount in the event of repossessions has been limited, impacting the ability to update model parameters. Despite these low volumes, since 2020 the observed asset recovery sale values have remained broadly the same on the limited volumes seen, however the indexed valuation within the model has shown an increasing trend due to HPI increases, therefore management consider it appropriate to uplift ECL to reflect expected recovery values. The increase in the judgement reflects an enhancement in the assessment approach as well as increased volumes of predicted defaults against which the adjustment is applied.
Adjustment for specific segments: £25 million (31 December 2022: £25 million)
The Group monitors risks across specific segments of its portfolios which may not be fully captured through wider collective models. The judgement for fire safety and cladding uncertainty has been maintained. Though experience remains limited the risk is considered sufficiently material to address through judgement, given that there is evidence of assessed cases having defective cladding, or other fire safety issues.
Adjustment for Stage 2 oversensitivity: £(72) million (31 December 2022: £nil)
The observed mortgages ECL model oversensitivity to the economic forecast movements is driven by model limitations such as lack of forward looking origination PD and movement from application to behaviour scorecards, amplified by the worsening economic outlook. Management have applied a judgement to mitigate the Stage 2 oversensitivity in recent vintages where the impact is most materially observed.
Credit cards: £(49) million (31 December 2022: £(28) million) and Other Retail: £29 million (31 December 2022: £60 million)
These adjustments principally comprise:
Lifetime extension on revolving products: Credit cards: £73 million (31 December 2022: £82 million) and Other Retail: £12 million (31 December 2022 £14 million)
An adjustment is required to extend the lifetime used for Stage 2 exposures on Retail revolving products from a three year modelled lifetime, which reflected the outcome data available when the ECL models were developed. Incremental defaults beyond year three are calculated through the extrapolation of the default trajectory observed throughout the three years and beyond. The judgement has reduced slightly in the period following refinement to the discounting methodology applied.
Adjustments to loss given defaults (LGDs): Credit cards: £(109) million (31 December 2022: £(96) million) and Other Retail: £12 million (31 December 2022: £13 million)
A number of adjustments have been made to the loss given default assumptions used within unsecured and motor credit models. These include largely favourable impacts on ECL in relation to the alignment of MBNA credit card cure rates as collection strategies harmonise and adjustments to capture recent improvements in observed cure rates across all portfolios. These adjustments will be released once incorporated into models through future recalibration which is pending model development. The additional benefit in the period is driven by a greater proportion of charged off accounts being eligible for debt sale.
Commercial Banking: £(140) million (31 December 2022: £(111) million)
These adjustments principally comprise:
Corporate insolvency rates: £(147) million (31 December 2022: £(35) million)
During the first half of 2023, the volume of UK corporate insolvencies continued to exhibit an increasing trend beyond December 2019 levels, revealing a marked dislocation between observed UK corporate insolvencies and the Group’s credit performance. This dislocation gives rise to uncertainty over the drivers of observed trends and the appropriateness of the Group’s Commercial Banking model response which uses observed UK corporate insolvencies data to anchor future loss estimates to. Given the Group’s asset quality remains strong with low new defaults, a negative adjustment is applied by using the long-term average rate. The larger negative adjustment in the period reflects the widening gap between the increasing industry level and the long term average rate used.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 16: Allowance for expected credit losses (continued)
Other judgements (continued)
Adjustments to loss given defaults (LGDs): £(105) million (31 December 2022: £(105) million)
Following a review on the loss given default approach for commercial exposures management deem ECL should be adjusted to mitigate limitations identified in the approach which are causing loss given defaults to be inflated. These include the benefit from amortisation of exposures relative to collateral values at default and a move to an exposure-weighted approach being adopted. These temporary adjustments will be addressed through future model development.
Commercial Real Estate (CRE) price reduction: £83 million (31 December 2022: £nil)
Rolling the forecast model forwards into the period has resulted in the material fall in CRE prices seen in late 2022 moving out of the model assumptions used to assess ECL. Given the model uses change in the metric as a driver of defaults and losses there is a risk that the model benefit that arises does not reflect the residual risk caused by the sustained low level of prices. Management therefore consider it appropriate to judgementally reinstate the CRE price drop within the ECL model assumptions given the materially reduced level in CRE prices could still trigger additional defaults.